NOTE PAYABLE (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Note Payable Details Narrative
Periodic payment	$ 45,000	$ 45,000
Number of payments	9
Interest rate	5.00%	5.00%
Note payable face amount	364,852	364,852
Current portion of notes payable	30,458	29,007
Notes payable - net of current portion and discount	260,387	290,845
Note payable - current and noncurrent		319,852
Accrued interest expense	$ 4,000	$ 16,000